Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands								12 Months Ended
	Dec. 31, 2022 shares		Feb. 15, 2022	Jan. 25, 2022 CNY (¥)	Jan. 25, 2022 USD ($)	Jan. 02, 2022 CNY (¥)	Jan. 02, 2022 USD ($)	Dec. 31, 2022 shares	Jun. 30, 2023 shares	[1]	Jun. 02, 2022 shares	Jan. 01, 2022	Dec. 31, 2021 shares		Mar. 25, 2021 shares	May 07, 2020 shares	Jan. 29, 2019	Jan. 28, 2019 CNY (¥)	Nov. 16, 2018	Jul. 24, 2018 CNY (¥)	Jul. 18, 2018	Jan. 01, 2018
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)													108,230
Company acquired issued and outstanding securities												100.00%
Aggregate consideration						¥ 280,000	$ 40,600
Owned subsidiary percentage			51.00%
Ownership interest	100.00%
Agreement effective term, year								20 years
Term renewed								1 year
SG, HX and LH [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi) | ¥																		¥ 32,000
Beijing Huayi Dongchen Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Shareholders for a cash consideration				¥ 100	$ 14
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement effective term, year								20 years
Term extended								1 year
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)	36,684,668	[1]						36,684,668 [1]	37,679,786		3,240,960		28,219,583	[1]	3,540,960
Share Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)																19,400,000
Consideration of ordinary shares (in Shares)																3,000,000
Kashgar Times [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi) | ¥																				¥ 10,000
Exclusive Option Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement effective term, year								20 years
Term extended								1 year
Renewal extension, term year								1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Renewal extension, term year								1 year
Contractual Arrangements among WXZJ, QYHZ, and the Shareholders of QYHZ [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement effective term, year								20 years
Term renewed								1 year
Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																100.00%	100.00%
Business Combination [Member] | Sixiang Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																						65.00%
Business Combination [Member] | Holgus X [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																					100.00%
Business Combination [Member] | Kashgar Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																				100.00%
Business Combination [Member] | SG to HZ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																			100.00%
Business Combination [Member] | HX and LH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage																			100.00%
Business Combination [Member] | SG, HX and LH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Equity interest, percentage																		100.00%
Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Business Combination [Member] | ZH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Business Combination [Member] | QY [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Business Combination [Member] | ZH [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Business Combination [Member] | Chuangda Zhihui (Beijing) Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage				100.00%	100.00%
Business Combination [Member] | Kashgar Times and Holgus X. [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																	100.00%
Business Combination [Member] | Share Exchange Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage																100.00%

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.